                            MARTIN CURRIE BUSINESS TRUST
                                     EMEA FUND








                                   ANNUAL REPORT

                                   APRIL 30, 1998

                                                               MCBT EMEA FUND
-----------------------------------------------------------------------------
                                                    PROFILE AT APRIL 30, 1998


OBJECTIVE      Capital appreciation through investment primarily in equity securities of issuers located in the emerging markets and developing economies in Central and Eastern Europe, the Middle
               East and Africa.

LAUNCH DATE    June 25, 1997

FUND SIZE      $78.9m

PERFORMANCE    Total return from June 25, 1997 through April 30, 1998

               -    MCBT - EMEA Fund (excluding all transaction fees)   +10.7%
               -    MCBT - EMEA Fund (including all transaction fees)    +8.0%
               - The Morgan Stanley Capital International - EMEA +10.6% (from July 1, 1997 through April 30, 1998)

               The graph below represents the total return of the portfolio including all transaction fees versus the Morgan Stanley Capital International EMEA Index from July 1, 1997 through April 30, 1998.

               -    MCBT - EMEA Fund (excluding all transaction fees)    +10.5%
               -    MCBT - EMEA Fund (including all transaction fees)     +7.7%
               -    The Morgan Stanley Capital International - EMEA      +10.6%

FUND IG07
                      7/1/97 (a)      10/31/97      4/30/98
MCBT EMEA Fund          $10,000        $9,887       $10,774
MSCI EMEA Free Index    $10,000        $9,400       $11,061


(a) Performance for the benchmark is not available from June 25, 1997 (commencement of investment operations). For that reason, performance is shown from July 1, 1997.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                                    PROFILE AT APRIL 30, 1998


PORTFOLIO
COMMENTS This new fund, launched on June 25, 1997, aims to exploit the investment opportunities in emerging markets which include Eastern & Central Europe, Russia, Central Asia, Mediterranean Europe, Africa and the Middle East. We established the fund because we saw:
                -    Market growth due to privatisations and new listings
                -    Increasing levels of FDI (Foreign Direct Investment)
                -    Accelerating consumption and exports
                -    Development of indigenous savings markets

                BENCHMARK
                The MSCI EMEA Index has only recently been established. It is dominated by South Africa (42%) - Russia (15.4%), Greece (13.6%), Turkey (9.5%) and Israel (8.5%) are the other major constituents.

                INVESTMENT APPROACH
                We are underweighted in those countries which are most dependent on foreign capital inflows. Chief among these is RUSSIA (just 3% of the portfolio) where a spiraling budget deficit could provoke a currency crisis. The SOUTH AFRICAN rand is also vulnerable given weak prices for the country's commodity exports and low foreign currency reserves. Our South African portfolio (19%) is designed to benefit from corporate restructuring and demutualisation of the two giant insurance companies.

                In the next twelve months, we expect the best returns to come from markets such as GREECE (9%) and ISRAEL (16%) where falling interest rates will encourage local investors to switch from cash and fixed interest into equities. TURKEY (13%) should benefit from a similar trend in the short term, although sustained progress will depend on tough structural reforms.

INVESTMENT      Chris Butler manages the MCBT EMEA Fund.
MANAGER
PROFILE         Chris graduated from Edinburgh University in 1989 with a
                degree in French with European History.  He joined Martin
                Currie's Continental European team in 1989 and moved to the UK investment team in 1991. Chris was appointed investment manager in 1993, and became asset controller in the emerging markets team in 1995. He is a member of the Institute of Investment Management and Research.

                The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                                    PROFILE AT APRIL 30, 1998

ASSET ALLOCATION
 (% of net assets)

            EMEA                         IG07
            ----                         ----
            Africa                       21%
            Europe                       25%
            Middle East                  47%
            Other Net Assets              7%
                                        ----
            TOTAL:                      100%

LARGEST HOLDINGS
BY REGION/COUNTRY



            MIDDLE EAST                                       % OF NET ASSETS
            Carsi Buyuk Magazacilik                 (Turkey)         3.5
            Teva Pharmaceutical Industries
            Limited, ADR                            (Israel)         3.3
            Dogan Sirketler Gruba Holding A.S.      (Turkey)         3.0
            Orbotech Limited                        (Israel)         2.8

            AFRICA

            Anglo American Corporation              (South Africa)   3.9
            Liberty Life Association of Africa      (South Africa)   3.5
            South African Breweries Limited         (South Africa)   3.0

            EUROPE

            Alpha Credit Bank, GDR                  (Greece)         4.3
            Pliva D.D., GDR                         (Croatia)        2.8
            Lukoil Holding, ADR                     (Russia)         2.2

                                       3

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998


                                                   SHARES            VALUE
                                                   ------            -----

COMMON STOCKS AND WARRANTS - 93.1%
AFRICA - 21.4%
  KENYA - 0.9%
    KENYA AIRWAYS                                  4,308,244       $   500,959
    KENYA COMMERCIAL BANK                            184,644           214,702
                                                                   -----------
    TOTAL KENYA - (COST $844,747)                                      715,661
                                                                   -----------
 MAURITIUS - 1.6%
    MAURITIUS COMMERCIAL BANK                        262,083         1,266,368
                                                                   -----------
    TOTAL MAURITIUS - (COST $1,182,249)                              1,266,368
                                                                   -----------
 SOUTH AFRICA - 18.7%
    ANGLO AMERICAN CORPORATION                        51,700         3,058,627
    BARLOW LIMITED                                   153,000         1,478,838
    LIBERTY LIFE ASSOCIATION OF AFRICA                81,900         2,771,053
    NAMPAK LIMITED                                   421,000         1,815,948
    RMB HOLDINGS LIMITED                             368,000         1,201,424
    SASOL                                            207,500         2,093,886
    SOUTH AFRICAN BREWERIES LIMITED                   71,000         2,382,588
                                                                   -----------
    TOTAL SOUTH AFRICA - (COST $13,986,236)                         14,802,364
                                                                   -----------
   ZIMBABWE - 0.2%
    TRANS ZAMBEZI INDUSTRIES, ZDR                    640,000           127,251
                                                                   -----------
    TOTAL ZIMBABWE - (COST $575,186)                                   127,251
                                                                   -----------
 TOTAL AFRICA - (COST  $16,588,418)                                 16,911,644
                                                                   -----------

 EUROPE - 24.8%
    CROATIA - 2.8%
    PLIVA D.D., GDR                                  123,000         2,204,160
                                                                   -----------
    TOTAL CROATIA - (COST $1,951,158)                                2,204,160
                                                                   -----------
    GREECE - 8.6%
    ALPHA CREDIT BANK, GDR                            32,500         3,427,494
    ATTICA ENTERPRISES SA, GDR                        80,000         1,335,920
    HELLENIC TECHNODOMIKI, GDR                        63,585           498,543
    SARANTIS SA                                       96,340         1,498,466
                                                                   -----------
    TOTAL GREECE - (COST $5,244,320)                                 6,760,423
                                                                   -----------
    HUNGARY - 4.9%
    GRABOPLAST TEXTILE                                22,000           834,222
    MAGYAR OLAJ-ES GAZIPARI RT., GDS                  56,500         1,724,380
    OTP BANK, GDR                                     28,000         1,346,800
                                                                   -----------
    TOTAL HUNGARY - (COST $3,470,464)                                3,905,402
                                                                   -----------


See notes to financial statements.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998



                                                   SHARES          VALUE
                                                   ------          -----

EUROPE - CONTINUED
 IRELAND - 1.8%
  FOREIGN & COLONIAL ROMANIAN *                      140,000       $ 1,435,000
                                                                   -----------
  TOTAL IRELAND - (COST $1,414,000)                                  1,435,000
                                                                   -----------

 POLAND - 2.3%
  BANK HANDLOWY W. WARSZAWIE, GDR *                   54,000         1,030,320
  IZOLACJA A.S.                                       10,500           763,580
                                                                   -----------
  TOTAL POLAND - (COST $1,521,466)                                   1,793,900
                                                                   -----------
 RUSSIA - 3.0%
  BRUNSWICK RUSSIAN GROWTH FUND *                      2,465           570,457
  LUKOIL HOLDING, ADR                                 26,000         1,768,000
                                                                   -----------
  TOTAL RUSSIA - (COST $2,850,000)                                   2,338,457
                                                                   -----------
 UNITED KINGDOM - 1.4%
  ORYX FUND *                                         65,000         1,137,500
                                                                   -----------
  TOTAL UNITED KINGDOM - (COST $1,196,577)                           1,137,500
                                                                   -----------
TOTAL EUROPE - (COST  $17,647,985)                                  19,574,842
                                                                   -----------
MIDDLE EAST - 46.9%
 BAHRAIN - 1.5%
  ARAB INSURANCE GROUP, BSC, GDR *                    95,000         1,216,000
                                                                   -----------
  TOTAL BAHRAIN - (COST $1,498,500)                                  1,216,000
                                                                   -----------
 CYPRUS - 2.4%
  BANK OF CYPRUS LIMITED                             126,313           938,971
  CYPRUS POPULAR BANK                                120,238           932,673
                                                                   -----------
  TOTAL CYPRUS - (COST $1,460,047)                                   1,871,644
                                                                   -----------
 EGYPT - 9.1%
  COMMERCIAL INTERNATIONAL BANK, GDR                  73,730         1,264,870
  INTERNATIONAL FOODS COMPANY *                       15,000           291,730
  MISR ELGEDIDA FOR HOUSE & RECO *                    12,250         1,580,645
  MISR FREE SHOPS *                                   85,000           952,449
  NASR (EL) CITY FOR HOUSING & CONSTRUCTION           32,090         1,966,712
  NORTH CAIRO MILLS                                    6,865           158,559
  SUEZ CEMENT                                         45,998           957,730
                                                                   -----------
  TOTAL EGYPT - (COST $8,080,890)                                    7,172,695
                                                                   -----------


See notes to financial statements.
                                       5

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                                      SCHEDULE OF INVESTMENTS
                                                               APRIL 30, 1998



                                                     SHARES        VALUE
                                                     ------        -----

MIDDLE EAST - CONTINUED
 ISRAEL - 16.1%
  BANK HAPOALIM LIMITED                              700,000       $ 1,876,215
  BANK HAPOALIM LIMITED, WARRANTS 08/05/1998 *       214,637           267,079
  BANK LEUMI LE-ISRAEL                               900,000         1,642,194
  BANQUE INTERNATIONALE DE ARABE (a) *               125,000         1,375,000
  ECI TELECOMMUNICATIONS                              45,500         1,387,750
  NICE-SYSTEMS LIMITED, ADR *                         31,260         1,344,180
  ORBOTECH LIMITED *                                  61,000         2,203,625
  TEVA PHARMACEUTICAL INDUSTRIES LIMITED, ADR         61,000         2,607,750
                                                                   -----------
  TOTAL ISRAEL - (COST $12,250,760)                                 12,703,793
                                                                   -----------
 JORDAN - 4.5%
  ARAB BANK GROUP                                      3,200         1,574,139
  JORDAN CEMENT FACTORIES                            306,000         1,075,193
  JORDAN PHOSPHATE MINES                             201,000           861,631
                                                                   -----------
  TOTAL JORDAN - (COST $4,080,003)                                   3,510,963
                                                                   -----------
 TURKEY - 13.3%
  AKBANK T.A.S.                                   16,960,000         1,441,888
  AKSIGORTA A.S.                                  26,747,000         1,979,674
  CARSI BUYUK MAGAZACILIK                          4,500,000         2,790,558
  DOGAN SIRKETLER GRUBA HOLDING A.S.              41,000,000         2,337,468
  HURRIYET GAZETECILIK VE MATBAACILIK A.S.        52,292,000         1,966,573
                                                                   -----------
  TOTAL TURKEY - (COST $7,530,397)                                  10,516,161
                                                                   -----------
TOTAL MIDDLE EAST - (COST  $34,900,597)                             36,991,256
                                                                   -----------
TOTAL COMMON STOCKS AND WARRANTS - (COST  $69,137,000)+             73,477,742
                                                                   -----------
TOTAL INVESTMENTS - (COST  $69,137,000) - 93.1%                     73,477,742
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 6.9%          5,460,439
                                                                   -----------
NET ASSETS - 100.0%                                               $ 78,938,181
                                                                  ------------
                                                                  ------------

*    Non-income producing security.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,375,000 of 1.7% of net assets.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
     Air Travel 0.6%, Banks 23.6%, Brewery 3.0%, Building Construction 3.5%, Cement 2.6%, Containers & Glass 2.3%, Diversified 5.8%, Drugs & Health Care 6.1%, Electronics 2.8%, Financial Services 5.4%, Food & Beverages 0.6%, Household Products 1.9%, Insurance 7.6%, Investment Companies 2.5%, Manufacturing 1.0%, Mining 1.1%, Miscellaneous 3.2%, Mobile Homes 2.5%, Mutual Funds 1.4%, Newspapers 2.5%, Oil & Gas 4.4%, Retail 3.5%, Telecommunications Equipment 3.5%, Transportation 1.7%.


ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.
GDS  Global Depositary Shares.
ZDR  Zimbabwe Depositary Receipts.

See notes to financial statements.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                          STATEMENT OF ASSETS AND LIABILITIES
                                                               APRIL 30, 1998


ASSETS

  Investments in securities, at value
     (cost $69,137,000) (Note B)                                 $ 73,477,742

  Foreign currency, at value (cost $4,429,853) (Note B)             4,438,776

  Receivable for investments sold                                   6,552,601

  Receivable for currency sold                                      4,703,875

  Dividend and interest receivable                                     89,823

  Prepaid insurance expense                                             8,887
                                                                 ------------
     TOTAL ASSETS                                                  89,271,704
                                                                 ------------

LIABILITIES

  Payable for investments purchased                                   149,991

  Payable for foreign currency purchased                            4,732,014

  Payable to custodian bank                                         5,133,342

  Management fee payable (Note C)                                     294,392

  Administration fee payable (Note C)                                   5,442

  Trustees fees payable (Note C)                                          685

  Accrued expenses and other liabilities                               17,657
                                                                 ------------
     TOTAL LIABILITIES                                             10,333,523
                                                                 ------------
TOTAL NET ASSETS                                                 $ 78,938,181
                                                                 ------------
                                                                 ------------

COMPOSITION OF NET ASSETS:

  Paid-in-capital                                                $ 72,524,213

  Undistributed net investment income                                 156,324

  Accumulated net realized gain on investment and foreign
     currency transactions                                          1,941,060

  Net unrealized appreciation on investment and foreign
     currency transactions                                          4,316,584
                                                                 ------------
TOTAL NET ASSETS                                                 $ 78,938,181
                                                                 ------------
                                                                 ------------
NET ASSET VALUE PER SHARE
  ($78,938,181/ 7,272,647 shares
      of beneficial interest outstanding)                        $     10.85
                                                                 ------------
                                                                 ------------




See notes to financial statements.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                                      STATEMENT OF OPERATIONS
                                        JUNE 25, 1997* THROUGH APRIL 30, 1998



INVESTMENT INCOME

  Interest income                                               $  335,935

  Dividend income                                                1,025,904

  Foreign taxes withheld                                           (20,025)
                                                                -----------
     TOTAL INVESTMENT INCOME                                      1,341,814
                                                                -----------
EXPENSES

  Management fee (Note C)                                           729,204

  Custodian fee                                                     127,481

  Administration fee (Note C)                                        39,002

  Audit fee                                                          19,002

  Legal fees                                                          4,073

  Transfer agent fee                                                  6,233

  Trustees fees (Note C)                                              1,361

  Miscellaneous expenses                                              7,852
                                                                -----------
     TOTAL EXPENSES                                                 934,208
                                                                -----------
NET INVESTMENT INCOME                                               407,606
                                                                -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized gain on investments                                3,158,791

  Net realized loss on foreign currency transactions               (114,819)

  Net unrealized appreciation (depreciation) on:

     Investments                                                  4,340,742

     Foreign currency transactions                                  (24,158)
                                                                -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS         7,360,556
                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                      $ 7,768,162
                                                                -----------
                                                                -----------

----------------------------------------------------------------------------

*Commencement of investment operations.




See notes to financial statements.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                           STATEMENT OF CHANGES IN NET ASSETS
                                        JUNE 25, 1997* THROUGH APRIL 30, 1998



NET ASSETS AT BEGINNING OF PERIOD                               $         0
                                                                -----------
INCREASE IN NET ASSETS FROM OPERATIONS:

  Net investment income                                             407,606

  Net realized gain on investment transactions                    3,158,791

  Net realized loss on foreign currency transactions               (114,819)

  Net unrealized appreciation (depreciation) on:

     Investments                                                  4,340,742

     Foreign currency transactions                                  (24,158)
                                                                ------------
  Net increase in net assets from operations                       7,768,162
                                                                ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                             (138,147)

  Net realized gains                                              (1,216,047)
                                                                -------------
  Total distributions                                             (1,354,194)
                                                                -------------
CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                84,237,826

  Reinvestment of dividends and distributions to shareholders       1,345,957

  Cost of shares repurchased                                      (13,910,000)

  Paid in capital from subscription and redemption fees               850,430
                                                                -------------
  Total increase in net assets from capital share transactions     72,524,213
                                                                -------------
NET INCREASE IN NET ASSETS                                         78,938,181
                                                                -------------

NET ASSETS at end of period (includes undistributed net
  investment income of $156,324)                                 $ 78,938,181
                                                                -------------
                                                                -------------
OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

  Shares sold                                                       8,454,754

  Shares issued in reinvestment of distributions to shareholders      140,350

  Less shares repurchased                                          (1,322,457)
                                                                -------------
  Net share transactions                                            7,272,647
                                                                -------------
                                                                -------------

-----------------------------------------------------------------------------

*Commencement of investment operations



See notes to financial statements.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                                         FINANCIAL HIGHLIGHTS
                                                      FOR A SHARE OUTSTANDING
                                        JUNE 25, 1997* THROUGH APRIL 30, 1998




PER SHARE OPERATING PERFORMANCE
-------------------------------
Net asset value, beginning of period                            $      10.000
                                                                --------------
Net investment income                                                   0.041

Net realized and unrealized loss on investment
  and foreign currency transactions                                     0.887
                                                                --------------
Total from investment operations                                        0.928
                                                                --------------
Less distributions:

      Net investment income                                            (0.020)
      Net realized gains                                               (0.175)
                                                                --------------
Total distributions                                                    (0.195)
                                                                --------------
Paid in capital from subscription and redemption fees (Note B)          0.117
                                                                --------------

Net asset value, end of period                                  $      10.850
                                                                --------------
                                                                --------------

TOTAL INVESTMENT RETURN (1) (2)                                         10.71%
------------------------------                                  --------------
                                                                --------------


RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net assets, end of period                                        $ 78,938,181

Operating expenses, net, to average net assets (Note C)                  1.93%(3)

Operating expenses, gross, to average net assets (Note C)                1.93%(3)

Net investment income (loss) to average net assets                       0.84%(3)

Portfolio turnover rate                                                    81%

-------------------------------------------------------------------------------

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2)  Periods less than one year are not annualized.
(3)  Annualized.


See notes to financial statements.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                                NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and EMEA Fund, (the "Funds"). The MCBT EMEA Fund (the "Fund") commenced investment operations on June 25, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at April 30, 1998.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.25% of the amount invested and a redemption fee on cash redemptions of 1.25% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the period ended April 30, 1998, $676,555 was collected in purchase premiums and $173,875 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. As of April 30, 1998, the Fund has elected for Federal income tax purposes to defer a $38,397 current year post October 31 currency loss as though the loss was incurred on the first day of the next fiscal year.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (Continued)



INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES

The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the year ended April 30, 1998 were $103,801,629 and $37,823,420, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 1998 were as follows:



      IDENTIFIED             GROSS UNREALIZED               NET UNREALIZED
         COST          APPRECIATION    (DEPRECIATION)        APPRECIATION
     -------------    --------------   --------------      --------------
     $  69,806,263    $  8,951,923      $  (5,280,444)      $  3,671,479


NOTE E - PRINCIPAL SHAREHOLDERS

As of April 30, 1998 there were three shareholders who owned greater than 10% of the Fund's outstanding shares, representing 53% of the Fund.

                                                               MCBT EMEA FUND

-----------------------------------------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS (Continued)




NOTE F - CONCENTRATION OF RISK

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U.S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

-----------------------------------------------------------------------------

ADDITIONAL FEDERAL TAX INFORMATION-(UNAUDITED)

The Fund intends to make an election under Internal Revenue Code 853 to pass through foreign taxes paid by the Fund to its shareholders. During the year ended April 30, 1998, the total amount of foreign taxes that will be passed through to the shareholders and the foreign source income for information reporting purposes will be $17,970 (of the total $20,025 taxes withheld) and $1,025,581, respectively.

                             REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of the
Martin Currie Business Trust - EMEA Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the EMEA Fund
(the "Fund") at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period
June 25, 1997 (commencement of operations) through April 30, 1998, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 16, 1998

                            MARTIN CURRIE BUSINESS TRUST



                                ____________________




                               TRUSTEES  AND OFFICERS


                    C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                              Simon D. Eccles, TRUSTEE
                           Patrick R. Wilmerding, TRUSTEE
                   Colin Winchester, VICE PRESIDENT AND TREASURER
                          J. Grant Wilson, VICE PRESIDENT
                           Julian M.C. Livingston, CLERK


                                * INTERESTED TRUSTEE

                                ____________________




                                 INVESTMENT MANAGER


                                Martin Currie, Inc.
                                   Saltire Court
                                 20 Castle Terrace
                                 Edinburgh EH1 2ES
                                      Scotland
                                011-44-131-229-5252


                                 Regulated by IMRO


                     Registered Investment Adviser with the SEC

                                ____________________




     The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum shares.